Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of fair value of the warrants was computed using the black-scholes option-pricing model
	Value per share	Risk-free interest rate	Expected warrant life	Expected volatility

February 25 Warrants	1.76	0.60%	5 years	170%
April 14 Warrants	1.25	0.86%	5 years	168%
September 14 Warrants	0.72	0.78%	5 years	160%